DLA Piper US LLP
6225 Smith Avenue
Baltimore, Maryland 21209-3600
T 410.580.3000
F 410.580.3001
W www.dlapiper.com

Jason C. Harmon
jason.harmon@dlapiper.com
T 410.580.4170
July 5, 2007
VIA EDGAR, FACSIMILE (202) 772-9368 AND UPS NEXT DAY AIR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Edward M. Kelly, Senior Counsel

Re:	Stinger Systems, Inc. Registration Statement on Form S-1 File No. 333-143200 Filed May 23, 2007
Ladies and Gentlemen:
     This letter is submitted on behalf of Stinger Systems, Inc. (the “Company”) in response to the comments that you provided on behalf of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) in the letter from Pamela A. Long dated June 15, 2007 to David J. Meador, Chief Financial Officer and Secretary of the Company. The responses to the Staff’s comments are set forth below, with each paragraph numbered to correspond to the numbered comments set forth in the letter. In response to the Staff’s comments, we are filing today via EDGAR an amendment to the Company’s registration statement on Form S-1. For your convenience, your comments have been reproduced in bold below, together with the responses. Capitalized terms used and not defined herein shall have the meanings given to such terms in the Company’s registration statement.
     In this letter, we respond on behalf of the Company to the comments of the Staff contained in your letter dated June 15, 2007 with respect to the above-referenced filing of the Company. The responses to the Staff’s comments are based upon information provided to us by or on behalf of the Company and certain other persons.
Cover Page of Registration Statement
1.	Staff Comment: We note that the disclosure in footnote (4) and have the following comments:

Securities and Exchange Commission
July 5, 2007

•	Please remove from the registration statement the shares representing 50% of the shares of common stock issued to certain selling security holders. In this regard, we note that you may not register unissued shares.

•	With respect to the shares representing 50% of the shares of common stock that maybe issued upon the exercise of warrants, please be advised that you may only register these additional shares if the number of shares issuable under the warrants cannot be determined. In such a case, you may only register a number of shares representing a good faith estimate of the number of issuable shares. Please revise accordingly and provide us with your analysis as to the good faith estimate.
Response: The selling security holders have agreed to enter into an amendment to the registration rights agreement whereby the contractual provision requiring the Company to register 150% of the shares of common stock issued to certain selling stock holders and 150% of the shares of common stock that may be issued upon the exercise of the 2007 Warrants will be removed. The Company has therefore removed the number of shares of common stock being registered in this registration that was required by the registration rights agreement prior to the amendment.
Special Note Regarding Forward-Looking Statements, page 1
2.	Staff Comment: Move this section so that it follows the summary and risk factors sections. See Item 503(c) of Regulation S-K.

Response: We have relocated the Special Note Regarding Forward-Looking Statements section so that it follows the Risk Factors and Summary sections.

3.	Staff Comment: Since Stinger Systems, Inc. or Stinger is a penny stock issuer, Stinger is ineligible to rely on the safe-harbor provision for forward-looking statements. See section 27A(b)(1)(C) of the Securities Act and section 21E(b)(1)(C) of the Exchange Act. Delete the phrase “within the meaning of Section 27A of the Securities Act of 1933, as amended, or the Securities Act, and Section 21E of the Securities Exchange Act of 1934, as amended, or the Exchange Act.” Alternatively, state explicitly that Stinger is ineligible to rely on the safe harbor provision for forward-looking statements because it is a penny stock issuer.

Response: We have removed the language referenced in the comment.
Risk Factors page 3
4.	Staff Comment: We note the statement “Additional risks and uncertainties not currently known to us or that we currently deem immaterial may also impair our business operations and adversely affect the market price of our common stock.”

Securities and Exchange Commission
July 5, 2007

Delete this statement because Stinger must disclose all risks that it believes are material at this time.

Response: We have removed the language referenced in the comment.
Selling Stockholders, page 49
5.	Staff Comment: Please provide us, with a view toward disclosure in the prospectus, with the total dollar value of the securities underlying the warrants that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the warrants).

Response: The total dollar value of the common stock that has been registered in connection with the 2007 Warrants is $2,925,002, representing 1,500,001 shares of common stock underlying the 2007 Warrants multiplied by $1.95, which was the market price of our common stock on the closing date for the amendment and exercise agreement. In the event the holders elect to exercise the 2007 Warrants, the Company will receive proceeds of $3,000,002, based on the $2.00 exercise price for the 2007 Warrants. Because there is no guarantee that the 2007 Warrants will be exercised we believe it may be misleading to investors to include this disclosure.

6.	Staff Comment: Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:
•	the total possible profit the selling security holders could realize as a result of the discount for the securities underlying the warrants, presented in a table with the following information disclosed separately:
°	the market price per share of the securities underlying the warrants on the date of the sale of the warrants;

°	the exercise price per share of the underlying securities on the date of the sale of the warrants, using the price per share established in the warrants;

°	the total possible shares underlying the warrants;

°	the combined market price of the total number of shares underlying the warrants, calculated by using the market price per share on the date of the sale of the warrants and the total possible shares underlying the warrants;

°	the total possible shares the selling security holders may receive and the combined exercise price of the total number of shares underlying the warrants calculated by using the exercise price on the date of the sale of the warrants and the total possible number of shares the selling security holders may receive; and

Securities and Exchange Commission
July 5, 2007

°	the total possible discount to the market price as of the date of the sale of the warrants, calculated by subtracting the total conversion price on the date of the sale of the warrants from the combined market price of the total number of shares underlying the warrants on that date.
If there are provisions in the warrants that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate.
Response: The exercise price of the 2007 Warrants is fixed at $2.00 per share. The exercise price is not based on the market price of our common stock at the time the warrant holder chooses to exercise the 2007 Warrant. The amount of shares underlying the warrants is also fixed at 1,500,001 shares of common stock and is only adjustable upon the occurrence of certain customary events, such as a stock split or stock dividend, and certain anti-dilution events as specified in the warrant. The warrant provides for a customary “weighted average anti-dilution mechanism” if the Company issues common stock for a price below the current exercise price of the 2007 Warrants. The anti-dilution provisions are not based upon the market value of our common stock. At this time, the Company is unable to predict whether the anti-dilution provisions of the 2007 Warrants will be triggered, and therefore it may be misleading to investors to include such disclosure in the prospectus.

Total Possible
	Market Price	Exercise Price on	Shares		Combined	Total Possible
	on Date of	Date of	Underlying	Combined	Conversion	Discount to
	Sale	Sale	the Warrants	Market Price	Price	Market
Common stock issuable upon exercise of warrants	$1.95	$2.00	1,500,001	$2,925,002	$3,000,002	($75,000	)(1)

(1)	The amount reflected in this column represents the amount by which the proceeds to the Company upon exercise of the 2007 Warrants exceed the combined market price for the underlying shares on the date on which the amendment and exercise agreement was entered.
7.	Staff Comment: Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of the gross proceeds paid or payable to the issuer in the warrants transaction and the resulting net proceeds to the issuer.

Response: In January 2007, the Company entered into an amendment and exercise agreement with existing warrant holders pursuant to which: (i) the Company agreed to reduce the exercise price of the warrants then held by the warrant holders (the “2004 Warrants”) from $7.50 per share to $0.60 per share; (ii) the warrant holders agreed to exercise all of the 2004 Warrants at an exercise price of $0.60 per share and acquired 999,999 shares of the Company’s common stock; and (iii) the Company issued to the

Securities and Exchange Commission
July 5, 2007

warrant holders new warrants (the “2007 Warrants”) to purchase up to an aggregate of 1,500,001 shares of the Company’s common stock at an exercise price of $2.00 per share. Upon exercise of the 2004 Warrants, the Company received approximately $600,000. The Company did not receive any proceeds in connection with the issuance of the 2007 Warrants. There were no fees payable in connection with the transaction, resulting in total proceeds to the Company of $600,000.

8.	Staff Comment: Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure comparing the number of shares outstanding prior to the warrants transaction that are held by persons other than the selling security holders, affiliates of the company, and affiliates of the selling security holders.

Response:

Held by:
			Affiliates of the	Persons other than
	Total Shares	Affiliates of the	selling security	the selling
	Outstanding	Company (1)	holders (2)	security holders
Number of shares outstanding prior to the 2007 Warrant Transaction	15,068,500	9,235,000 (61.3%)	1,592,526 (10.6%)	4,240,974 (28.1%)

(1)	Represents outstanding shares held by officers and directors of the Company including two board members who collectively own approximately 61.2% of the outstanding shares of common stock.

(2)	Represents shares held by Bonanza Master Fund Ltd., Tonga Partners L.P., The Cuttyhunk Fund Limited and Anegada Master Fund, Ltd.
9.	Staff Comment: Please provide us, with a view toward disclosure in the prospectus, with the following information:
•	whether, based on information obtained from the selling security holders, any of the selling security holders have an existing short position in the company’s common stock and, if any of the selling security holders have an existing short position in the company’s stock, the following additional information:
°	the date on which each such selling security holder entered into that short position; and

°	the relationship of the date on which each such selling security holder entered into that short position to the date of the announcement of the warrants transaction and the filing of the registration statement (e.g., before or after the announcement of the warrants transaction, before the filing or after the filing of the registration statement, etc.).
Response: The Company has no knowledge that any selling stockholder has an existing short position in the Company’s common stock.

Securities and Exchange Commission
July 5, 2007

10.	Staff Comment: For each selling stockholder that is a legal entity, disclose the natural person or persons who exercise the sole or shared voting and dispositive powers for the shares offered by that stockholder.

Response: The selling stockholders that are legal entities are institutional investment managers or affiliates of an institutional investment manager that file reports on Form 13F pursuant to Rule 13f-1 of the Exchange Act. Bonanza Master Fund Ltd. and Cannell Capital LLC are required to file Form 13F. Tonga Partners, L.P., The Cuttyhunk Fund Limited and Anegada Master Fund, Ltd. are affiliates of Cannell Capital LLC. Therefore, the Company believes that the information regarding the natural persons who exercise voting and dispositive control for the shares held by these selling stockholders is currently available to the public.

11.	Staff Comment: Confirm that none of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer.

Response: With the exception of Gary Weicker, the Company hereby confirms that none of the selling stockholders are broker-dealers or affiliates of a broker-dealer. Mr. Weicker has indicated to the Company that he is an affiliate of a broker-dealer. Mr. Weicker has also confirmed to the Company that he purchased the shares included in the registration statement in the ordinary course of business, and at the time of the purchase of such shares, Mr. Weicker had no agreements or understandings, directly or indirectly, with any person to distribute such shares. We have included a statement to this effect in a footnote to the selling stockholder table.

12.	Staff Comment: Describe briefly any continuing relationship of Stinger with each selling stockholder.

Response: The Company has no continuing relationship with the selling stockholders other than as described in the registration rights agreement and the amendment and exercise agreement.

13.	Staff Comment: Revise footnote (3) on page 49 to state the number of shares issued on January 25, 2007 upon exercise of warrants, the number of shares that may be issued upon the exercise of warrants issued on January 25, 2007, and the number of additional shares that may be issued under anti-dilution adjustments.

Response: We have revised footnote (3) to the selling stockholders table in response to the comment. At this time, it is not possible to determine the number of shares that may be issued under the weighted average anti-dilution adjustments of the warrants. These provisions are triggered by events, such as future financings by the Company at a price below $2.00 per share, which cannot be accurately predicted.

14.	Staff Comment: Revise footnote (3) on page 49 to include the warrants’ term.

Securities and Exchange Commission
July 5, 2007

Response: We have revised footnote (3) to the selling stockholders table in response to the comment.

15.	Staff Comment: If applicable, expand the disclosure to include all compensation fees paid or payable under financing agreements with selling stockholders. We note the disclosure that the selling stockholders acquired their shares in financing transactions.

Response: The Company did not pay any compensation fees in connection with the financing agreements with the selling stockholders.
Item 16. Exhibits and Financial Statement Schedules, page II-5
16.	Staff Comment: Please file the forms of warrant as exhibits to the registration statement. In this regard, we note Exhibit 10.2 to the Form 8-K filed January 26, 2007. Please also confirm that you have filed all relevant documentation relating to the warrants, including the forms of warrants.

Response: The Company has filed the Form of Warrant as Exhibit 10.20 to the registration statement. The Company hereby confirms that all other relevant documentation related to the warrants that is required to be filed as an exhibit has previously been filed with the registration statement.
Item 17. Undertakings, page II-6
17.	Staff Comment: Please remove the undertaking set forth in paragraph (5), as it does not appear to be applicable to the offering.

Response: We have removed the undertaking in paragraph (5) in response to the comment.
Exhibits 23.1 and 23.2
18.	Staff Comment: Each independent public accounting firm’s consent must include its consent to being named under “Experts” in the registration statement. See Rule 436 of Regulation C under the Securities Act, and revise.

Response: We have filed revised consents.
          In connection with responding to the Staff’s comments and the filing of an amendment to the registration statement on Form S-1, the Company hereby acknowledges that: (i) it is responsible for the adequacy and accuracy of the disclosure by it in the filing; (ii) Staff comments or changes made in response to Staff comments do not foreclose the SEC from taking

Securities and Exchange Commission
July 5, 2007

any action with respect to the filing; and (iii) it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal laws of the United States. The Company will furnish a letter at the time it requests acceleration of the effective date of the registration statement containing the above acknowledgements.
          Thank you very much for your attention to this matter. We hope that our responses to your comments address the issues raised in your letter and would be happy to discuss with you any remaining questions or concerns you may have. Please contact me at (410) 580-4170 should you have any questions concerning this letter or require further information.

Sincerely,
/s/ Jason C. Harmon
Jason C. Harmon

cc:	David J. Meador, Stinger Systems, Inc. Chris B. Edwards, DLA Piper US LLP